Significant Changes In The Current Reporting Period	12 Months Ended
Dec. 31, 2025
Significant Developments In The Current Reporting Period [Abstract]
Significant Developments In The Current Reporting Period
Note 3—Significant developments in the current reporting period
Acquisition of Intelsat
On 17 July 2025 the Company acquired the Intelsat business from Intelsat S.A. (see Note 4 below).
Repurchase of Deeply Subordinated Fixed Rate Resettable Securities
Deeply Subordinated Fixed Rate Resettable Securities
On 23 January 2025, the Group repurchased in the open market an amount of EUR 63 million in principal amount of its EUR 625 million Deeply Subordinated Fixed Rate Resettable Securities issued on 27 May 2021 (see also Note 26). The Group’s cash outflow in respect to the repurchase amounted to EUR
 59 million and the repurchase resulted in EUR 4
million gain being recorded in ‘Other reserves’. In accordance with the terms and conditions of the Securities, the purchased Securities were cancelled. Following these transactions, the outstanding principal amount of the Securities at the year-end
was EUR
 525 million.
Insurance claim in connection with first generation mPOWER satellites
mPOWER insurance claim proceeds received during the period amounting to EUR
164
 million (2024: EUR 3 million, 2023: nil) and were recorded under ‘Other income’ in the consolidated income statement.
IRIS²
On 12 December 2024 the SpaceRISE consortium, led by SES, signed a Concession Agreement with the European Commission to design, deliver, and operate the innovative, multi-orbit “Infrastructure for Resilience, Interconnectivity and Security by Satellite” (“IRIS²”) sovereign connectivity system for a period of 12 years, with the network expected to provide services from the beginning of 2030. This will be the European Union’s (EU) preferred and trusted network to provide reliable, secure, and cost-effective communication solutions for governmental institutions, commercial organisations, and European citizens.
SES’s contribution to IRIS² will be to develop, procure, and operate 18 new MEO satellites providing 100%
pole-to-pole
coverage with carrier-grade connectivity solutions. SES will have rights to commercialise the MEO capacity and part of the LEO capacity of the IRIS² system
.
Under the IRIS
2
contract, SES’s commitment to invest in the programme was subject to a contractual mechanism to be initiated no later than 30 days after the twelfth month after the signing date. This mechanism provides that SES (as well as other SpaceRISE members) can evaluate the status of the IRIS² contract execution and its compliance with its investment conditions.

If such conditions are not met, SES will propose to the European Commission (‘EC’) and the other parties involved necessary adjustments to the terms and conditions of the IRIS
2
contract. In the absence of an agreement with the EC on such a revised proposal then SES would have the right to terminate its contractual commitments under the IRIS
2
contract at the cost of circa
EUR 8 million in termination fees.
In compliance with the agreement, this review process opened in January 2026.
IRIS² related revenue recognized during the year of EUR 147 million (2024: nil) is presented under ‘Revenue’ in the consolidated income statement.
Credit Rating
On 17 December 2025, Moody’s Investors Service announced a credit rating action downgrading SES’s long-term corporate family rating to Ba1 from Baa3, with the outlook revised to stable.
At the same time Moody’s downgraded the backed senior unsecured ratings (from Baa3 to Ba1), the backed senior unsecured MTN programme ratings of SES and its subsidiary SES Americom Inc. (from (P)Baa3 to (P)Ba1), the backed junior subordinate (hybrid) ratings of SES (from Ba2 to Ba3), and the short-term backed commercial paper ratings of SES and SES Americom Inc. (from Prime-3 (P-3) to Not-Prime (NP)).
Whilst there was no material impact on 2025, a change in SES’s credit rating adversely affects the cost of issued debt and its ability to raise financing. Following Moody’s rating action, the Group’s senior and hybrid bond spreads showed marginal widening across the curve.